Deferred Revenues - Schedule of Deferred Revenues (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Deferred revenues	$ 42	$ 251
Hilton Honors points sales [member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues	29	233
Other deferred revenues [member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues	$ 13	$ 18